UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:      Mason Hill Advisors, LLC
           -----------------------------------------------
 Address:   623 Fifth Ave., 27[th] Floor
           -----------------------------------------------
            New York, New York 10022
           -----------------------------------------------

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:    Brian J. Tsai
         --------------------------------------
 Title:   Chief Compliance Officer
         --------------------------------------
 Phone:   (212) 832-1290
         --------------------------------------

Signature, Place, and Date of Signing:

 /s/ Brian J. Tsai     New York, New York     September 30, 2008
-------------------   --------------------   --------------------
    [Signature]          [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)









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
                             FORM 13F SUMMARY PAGE



Report Summary:


 Number of Other Included Managers:        0
                                          ---------------------------

 Form 13F Information Table Entry Total:   27
                                          ---------------------------

 Form 13F Information Table Value Total:   $  141,314,597.97
                                          ---------------------------



List of Other Included Managers:


NONE.








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
                           FORM 13F INFORMATION TABLE



NAME OF ISSUER            TITLE OF     CUSIP       VALUE (X     SHRS AMT  SECU- INVEST- OTHER   VOTING   VOTING
                          CLASS                     $1000)                RITY   MENT   MGRS  AUTHORITY  AUTHO-
                                                                          TYPE  DISCRE-         NO. OF    RITY
                                                                                 TION           SHARES    SOLE/
                                                                                                         SHARED/
                                                                                                          NONE
APEX SILVER MINES         ORD       G04074 10 3     139,160.04     80,907  SHRS   SOLE   N/A      80,907  SOLE
LIMITED  IS
BEAZER HOMES USA          COM       07556Q 10 5     149,500.00     25,000  SHRS   SOLE   N/A      25,000  SOLE
INC
BUNGE LTD                 COM       G16961 10 5     473,850.00      7,500  SHRS   SOLE   N/A       7,500  SOLE
CANADIAN NATURAL          COM       136385 10 1     300,463.17      4,381  SHRS   SOLE   N/A       4,381  SOLE
RESOURCES CMN
CENTRAL FD CDA CL A       CLASS A   153501 10 1  24,635,434.20  2,274,740  SHRS   SOLE   N/A   2,274,740  SOLE
ISIN #CA1535011011  SE
CENTRAL GOLD-TRUST        TR UNIT   153546 10 6   4,012,795.94    109,800  SHRS   SOLE   N/A     109,800  SOLE
CMN
COMPTON PETROLEUM         COM       204940 10 0   5,558,704.85  1,023,648  SHRS   SOLE   N/A   1,023,648  SOLE
CORP CMN
CENTRAL SUN               COM       155432 10 7   2,403,631.53  4,194,140  SHRS   SOLE   N/A   4,194,140  SOLE
MINING INC - (GlenCairn)
China FIN Online CO Ltd   SPONSORED 169379 10 4     346,500.00     30,000  SHRS   SOLE   N/A      30,000  SOLE
Sponsored ADR CMN         ADR
Chipotle Mexican Grill -  CLASS A   169656 10 5   2,497,050.00     45,000  SHRS   SOLE   N/A      45,000  SOLE
CL A
DARDEN RESTAURANTS        COM       237194 10 5   1,431,500.00     50,000  SHRS   SOLE   N/A      50,000  SOLE
INC
DECKERS OUTDOORS          COM       243537 10 7   1,561,200.00     15,000  SHRS   SOLE   N/A      15,000  SOLE
CORPCMN
GAMMON GOLD INC           COM       36467T 10 6  29,815,548.67  4,203,400  SHRS   SOLE   N/A   4,203,400  SOLE
Hovnanian Enterprises-A   CL A      44248720 3      119,850.00     15,000  SHRS   SOLE   N/A      15,000  SOLE
ISHARES SILVER TRUST      ISHARES   46428Q 10 9   1,901,806.50    160,490  SHRS   SOLE   N/A     160,490  SOLE
Jaguar Mining Inc         COM       47009M 10 3  12,871,175.31  2,310,300  SHRS   SOLE   N/A   2,310,300  SOLE
Keegan Resources Inc      COM       487275 10 9     112,739.57     60,000  SHRS   SOLE   N/A      60,000  SOLE
MAG SILVER CORP           COM       55903Q 10 4   9,008,015.79  1,582,200  SHRS   SOLE   N/A   1,582,200  SOLE
Monster Worldwide Inc     COM       611742 10 7   5,591,250.00    375,000  SHRS   SOLE   N/A     375,000  SOLE
NEVSUN RESOURCES          COM       64156L 10 1   1,016,859.26    894,500  SHRS   SOLE   N/A     894,500  SOLE
LTD CMN
Novagold Resources        COM NEW   66987E 20 6   7,997,242.05  1,228,455  SHRS   SOLE   N/A   1,228,455  SOLE
OREZONE RESOURCES INC     COM       685921 10 8   8,679,913.57 18,477,800  SHRS   SOLE   N/A  18,477,800  SOLE
STAR GAS PARTNERS L.P.    UNIT LTD  85512C 10 5   3,862,391.52  1,739,816  SHRS   SOLE   N/A   1,739,816  SOLE
                          PARTNER
Sears Holding Corporation COM       812350 10 6   2,337,500.00     25,000  SHRS   SOLE   N/A      25,000  SOLE
ULTRASHORT QQQ            ULTRA QQQ 74347R 20 6   9,859,500.00    150,000  SHRS   SOLE   N/A     150,000  SOLE
PROSHARES                 PSHS
ULTRASHORT S&P500         ULTRA S&P 74347R 10 7   4,386,000.00     60,000  SHRS   SOLE   N/A      60,000  SOLE
PROSHARES                 500
UNICO AMERN CORP          COM       904677 10 8     245,016.00     29,880  SHRS   SOLE   N/A      29,880  SOLE
                                                141,314,597.97



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